Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net loss	$ (3,822,887)	$ (601,750)	$ (1,544,534)	$ (194,215)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	1,260	198	585	99
Stock- based compensation	144,000	80,000	311,240	30,000
Amortization of debt discount	26,755		18,211
Unrealized loss on change in fair value of derivative liabilities	1,054,577		73,974
Inducement fee in connection with warrant exercise	1,177,760
Changes in operating assets and liabilities:
Inventory	(23,634)	(2,790)	(6,533)
Prepaids	(91,128)		(3,313)
Accounts payable	(151,290)	219,907	244,094	64,279
Accrued expenses	(59,985)		65,738
Customer deposits	80,018
Total Adjustments	2,158,333	297,315	703,996	94,378
Net Cash Used in Operating Activities	(1,664,554)	(304,435)	(840,538)	(99,837)
Cash flows from Investing Activities
Restricted Cash	(4,152)
Purchase of equipment	(16,735)		(6,436)	(1,982)
Net Cash Used in Investing Activities	(20,887)		(6,436)	(1,982)
Cash flows from Financing Activities
Proceeds received in connection with issuance of common stock and warrants, net	799,994		588,780
Proceeds received in connection with issuance of common stock, net		246,435	51,000	158,000
Proceeds received in connection with exercise of warrants	1,170,000		300,000
Proceeds from convertible notes payable		75,000	75,000	75,000
Proceeds from advances made by officer		64,000	64,000
Repayments of advances made by officer		(60,000)	(64,000)
Capital contributions-founders				4,300
Net Cash Provided by Financing Activities	1,969,994	325,435	1,014,780	237,300
Net Increase in Cash	284,553	21,000	167,806	135,481
Cash - Beginning of Period	303,626	135,820	135,820	339
Cash - End of Period	588,179	156,820	303,626	135,820
Supplemental Disclosures of Cash Flow Information:
Interest
Taxes
Non-cash financing activities:
Recognition of liability in connection with warrant issuance	3,431,541
Reclassification of warrant liability to additional paid in capital in connection with warrant modification	6,037,639
Issuance of common stock in connection with conversion of note payable and accrued interest	171,485
Reclassification of conversion feature liability in connection with note conversion	98,722
Retirement of common stock by officers	68		14
Accrual of common shares to be issued for services		35,000
Conversion feature in connection with note payable issuance			44,966
Issuance of warrants in connection with offering (Note 8)			$ 1,531,303